Item 1. Report to Shareholders

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 6 Months       Year
                    Ended      Ended
                  6/30/04   12/31/03  12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of
period           $  27.22  $   20.63 $   22.24  $   24.30  $   21.80  $   19.78

Investment
activities

  Net investment
  income (loss)      0.11       0.25      0.23       0.27       0.31       0.30

  Net realized
  and unrealized
  gain (loss)        2.15       6.59     (1.64)     (1.38)      3.99       3.84

  Total from
  investment
  activities         2.26       6.84     (1.41)     (1.11)      4.30       4.14

Distributions

  Net investment
  income                -      (0.25)    (0.20)     (0.27)     (0.29)     (0.30)

  Net realized
  gain                  -          -         -      (0.68)     (1.51)     (1.82)

  Total
  distributions         -      (0.25)    (0.20)     (0.95)     (1.80)     (2.12)

NET ASSET VALUE

End of period    $  29.48  $   27.22 $   20.63  $   22.24  $   24.30  $   21.80
                 --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^       8.30%     33.20%   (6.34)%    (4.35)%     20.37%     21.22%

Ratio of total
expenses to
average net
assets              0.69%!     0.72%     0.72%      0.72%      0.72%      0.74%

Ratio of net
investment
income (loss)
to average
net assets          0.82%!     1.13%     1.03%      1.11%      1.29%      1.29%

Portfolio
turnover rate       27.8%!     17.7%     11.5%      17.9%      28.5%      32.5%

Net assets,
end of period
(in millions)    $  1,612  $   1,332 $     985  $   1,070  $   1,195  $   1,082

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ! Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


Portfolio of Investments (1)                              Shares           Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   95.5%


CONSUMER & SERVICE   1.2%

Merchandising   1.2%

Wal-Mart                                                 374,000          19,732

Total Consumer & Service                                                  19,732


NATURAL RESOURCE-RELATED   94.3%

Agriculture   5.0%

Agrium                                                 1,607,000          23,382

Delta Pine & Land                                        425,000           9,329

IMC Global                                             1,172,900          15,717

Potash Corp./Saskatchewan                                340,000          32,946

                                                                          81,374

Building & Real Estate   4.0%

AMB Property, REIT                                       300,000          10,389

Archstone-Smith Trust, REIT                              280,000           8,213

Boston Properties, REIT                                  155,000           7,762

Camden Property Trust, REIT                              190,000           8,702

Catellus Development, REIT                               337,702           8,324

Duke Realty, REIT                                        300,000           9,543

Rouse, REIT                                              260,000          12,350

                                                                          65,283

Chemicals   2.5%

Dow Chemical                                             420,000          17,094

DuPont                                                   215,076           9,554

Millennium Chemicals *                                   823,000          14,254

                                                                          40,902

Diversified Metals   10.1%

Alcoa                                                    502,600          16,601

Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share)                        170,000           8,083

Companhia Vale do Rio Doce ADR
(1 ADR represents 1 preferred A share)                   160,000           6,256

International Steel *                                    764,100          22,732

Nucor                                                    534,000          40,990

Rio Tinto (Ordinary shares) (GBP)                        896,000          21,539

Steel Dynamics *                                         528,700          15,137

Teck Cominco, Class B (CAD)                            1,731,000          30,989

                                                                         162,327

Diversified Resources   6.3%

Arch Coal                                                738,000          27,004

BHP Billiton (AUD)                                     3,096,000          26,965

Burlington Northern Santa Fe                             219,000           7,680

Cleveland-Cliffs *                                        35,000           1,974

Massey                                                   261,000           7,363

Peabody Energy                                           150,000           8,399

Penn Virginia                                            340,000          12,277

St. Joe                                                  170,000           6,749

Union Pacific                                             52,000           3,091

                                                                         101,502

Forest Products   8.0%

Bowater                                                  425,000          17,676

International Paper                                      609,000          27,222

Kimberly-Clark                                           130,000           8,564

MeadWestvaco                                             541,000          15,900

Packaging Corp of America                                406,800           9,723

Potlatch                                                 288,700          12,021

Smurfit-Stone Container *                              1,026,465          20,478

Weyerhaeuser                                             272,400          17,194

                                                                         128,778

Gas Transmission & Distribution   0.7%

Gazprom ADR, 144A *                                      420,000          12,075

                                                                          12,075

Integrated Petroleum-Domestic   9.5%

Amerada Hess                                             377,000          29,855

ConocoPhillips                                           448,080          34,184

Kerr-McGee                                               327,600          17,615

Marathon Oil                                             404,000          15,287

Murphy Oil                                               600,000          44,220

Unocal                                                   310,300          11,792

                                                                         152,953

Integrated Petroleum-International   13.5%

BP ADR (GBP)                                             812,000          43,499

ChevronTexaco                                            190,500          17,928

ENI S.p.A. ADR                                           222,000          22,275

Exxon Mobil                                            1,020,000          45,298

Lukoil ADR                                                60,000           6,285

Royal Dutch Petroleum ADS                                825,000          42,628

TotalFinaElf ADR                                         346,148          33,258

YUKOS ADR                                                205,870           6,562

                                                                         217,733

Non-Ferrous Metals   2.3%

Inco (CAD)*                                              454,000          15,690

Norilsk Nickel ADR                                       201,100          11,086

Phelps Dodge *                                           126,100           9,774

                                                                          36,550

Oil & Gas Drilling   5.6%

Diamond Offshore Drilling                              1,030,000          24,545

GlobalSantaFe                                            403,000          10,679

Helmerich & Payne                                         93,000           2,432

Key Energy Services *                                    500,000           4,720

Nabors Industries *                                      157,000           7,100

Noble Drilling *                                         373,000          14,133

Transocean *                                             918,000          26,567

                                                                          90,176

Oil & Gas Equipment & Services   12.5%

Baker Hughes                                             994,000          37,424

BJ Services *                                            588,400          26,972

Cooper Cameron *                                         476,800          23,220

FMC Technologies *                                       266,700           7,681

Grant Prideco *                                          509,000           9,396

Hydril *                                                 511,000          16,096

Joy Global                                                59,500           1,781

Schlumberger                                             515,000          32,708

Smith International *                                    439,000          24,479

Tidewater                                                265,000           7,897

W-H Energy Services *                                    683,500          13,397

                                                                         201,051

Petroleum Exploration & Production   8.7%

Anadarko Petroleum                                       186,000          10,900

BG Group (GBP)                                         2,080,000          12,811

Burlington Resources                                     574,000          20,767

Canadian Natural Resources (CAD)                         514,000          15,369

Devon Energy                                             528,259          34,865

Encore Aquisition *                                      345,100           9,628

EOG Resources                                            350,000          20,899

Nexen (CAD)                                              200,000           7,804

Pioneer Natural Resources                                127,000           4,455

XTO Energy                                                75,332           2,244

                                                                         139,742

Precious Metals   5.1%

Impala Platinum Holdings (ZAR)                            79,000           5,981

Meridian Gold *                                          856,000          11,102

Newmont Mining                                         1,287,509          49,904

Placer Dome (CAD)                                        866,950          14,426

                                                                          81,413

Refining & Marketing   0.5%

Premcor *                                                230,000           8,625

                                                                           8,625

Total Natural Resource-Related                                         1,520,484


Total Common Stocks (Cost  $950,836)                                   1,540,216


CONVERTIBLE PREFERRED STOCKS   0.0%

Western Water, Series C *@                                 2,259              17


Total Convertible Preferred Stocks (Cost  $2,000)                             17

SHORT-TERM INVESTMENTS   4.6%

Money Market Fund   4.6%

T. Rowe Price Reserve Investment Fund, 1.16% #        74,613,861          74,614

Total Short-Term Investments (Cost  $74,614)                              74,614

Total Investments in Securities

100.1% of Net Assets (Cost $1,027,450)                                $1,614,847
                                                                      ----------

   (1)  Denominated in U.S. dollars unless otherwise noted

     #  Seven-day yield

     *  Non-income producing

     @ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

  144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $12,075 and represents 0.7% of net assets

   ADR  American Depository Receipts

   ADS  American Depository Shares

   AUD  Australian dollar

   CAD  Canadian dollar

   GBP  British pound

  REIT  Real Estate Investment Trust

   ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,027,450)             $    1,614,847

Other assets                                                               3,911

Total assets                                                           1,618,758

Liabilities

Total liabilities                                                          6,305

NET ASSETS                                                        $    1,612,453
                                                                  --------------
Net Assets Consist of:

Undistributed net investment income (loss)                        $        6,024

Undistributed net realized gain (loss)                                    72,107

Net unrealized gain (loss)                                               587,398

Paid-in-capital applicable to 54,704,680 shares of
$1.00 par value capital stock outstanding;
200,000,000 shares authorized                                            946,924

NET ASSETS                                                        $    1,612,453
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $        29.48
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         6/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $645)                          $     10,996

  Interest                                                                   52

  Total income                                                           11,048

Expenses

  Investment management                                                   4,120

  Shareholder servicing                                                     765

  Custody and accounting                                                     78

  Prospectus and shareholder reports                                         57

  Registration                                                               23

  Legal and audit                                                            13

  Directors                                                                   3

  Miscellaneous                                                               1

  Total expenses                                                          5,060

  Expenses paid indirectly                                                   (3)

  Net expenses                                                            5,057

Net investment income (loss)                                              5,991

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             71,734

  Foreign currency transactions                                             (35)

  Net realized gain (loss)                                               71,699

Change in net unrealized gain (loss)

  Securities                                                             40,010

  Other assets and liabilities
  denominated in foreign currencies                                          (2)

  Change in net unrealized gain (loss)                                   40,008

Net realized and unrealized gain (loss)                                 111,707

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    117,698
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                         6 Months          Year
                                                            Ended         Ended
                                                          6/30/04      12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     5,991   $    11,880

  Net realized gain (loss)                                 71,699           384

  Change in net unrealized gain (loss)                     40,008       309,209

  Increase (decrease) in net assets from operations       117,698       321,473

Distributions to shareholders

  Net investment income                                         -       (12,004)

Capital share transactions *

  Shares sold                                             279,716       172,737

  Distributions reinvested                                      -        10,649

  Shares redeemed                                        (116,670)     (145,911)

  Increase (decrease) in net assets from capital
  share transactions                                      163,046        37,475

Net Assets

Increase (decrease) during period                         280,744       346,944

Beginning of period                                     1,331,709       984,765

End of period                                         $ 1,612,453   $ 1,331,709
                                                      -----------   -----------

(Including undistributed net investment income of $6,024 at 6/30/04 and $33 at 12/31/03)

*Share information

  Shares sold                                               9,975         7,337

  Distributions reinvested                                      -           407

  Shares redeemed                                          (4,202)       (6,546)

  Increase (decrease) in shares outstanding                 5,773         1,198


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $33,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $352,564,000 and $193,991,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,027,450,000. Net unrealized gain aggregated $587,398,000 at period-end, of which $598,949,000 related to appreciated investments and $11,551,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $718,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $553,000 for the six months ended June 30, 2004, of which $92,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $47,000 of Spectrum Funds' expenses, of which $34,000 related to services provided by Price and $7,000 was payable at period-end. At June 30, 2004, approximately 3.2% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $420,000.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Certified Semiannual Report


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New Era Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price New Era Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004